Jun. 26, 2020

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 26, 2020 TO THE PROSPECTUSES DATED

DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco DWA SmallCap Momentum ETF (DWAS)

Invesco S&P 500 Enhanced Value ETF (SPVU)

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)

Invesco S&P 500® High Beta ETF (SPHB)

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)

Invesco S&P 500® Low Volatility ETF (SPLV)

Invesco S&P MidCap Low Volatility ETF (XMLV)

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)

Invesco S&P SmallCap Low Volatility ETF (XSLV)

Invesco S&P SmallCap Quality ETF (XSHQ)

(each, a “Fund” and collectively, the “Funds”)

SUPPLEMENT DATED JUNE 26, 2020 TO THE PROSPECTUSES DATED

FEBRUARY 28, 2020, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco DWA Developed Markets Momentum ETF (PIZ)

Invesco DWA Emerging Markets Momentum ETF (PIE)

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)

Invesco S&P Emerging Markets Low Volatility ETF (EELV)

Invesco S&P Emerging Markets Momentum ETF (EEMO)

Invesco S&P International Developed High Dividend Low Volatility ETF (IDHD)

Invesco S&P International Developed Low Volatility ETF (IDLV)

Invesco S&P International Developed Momentum ETF (IDMO)

Invesco S&P International Developed Quality ETF (IDHQ)

(each, a “Fund” and collectively, the “Funds”)

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Principal Investment Strategies”:

The Fund is “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may become “non-diversified” solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Should the Fund become “non-diversified,” it will no longer be required to meet certain diversification requirements under the 1940 Act. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status under such circumstances.

Effective immediately for each Fund, the following disclosure is added in the sections “Summary Information – Principal Risks of Investing in the Fund” and “Additional Information About the Funds’ Strategies and Risks – Principal Risks of Investing in the Funds”:

Non-Diversification Risk. To the extent the Fund becomes non-diversified, the Fund may invest a greater portion of its assets in securities of individual issuers than can a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Effective immediately for each Fund, the following disclosure is added in the section “Summary Information – Performance”:

The Fund has designated its Underlying Index as its broad-based index going forward as it more closely reflects the performance of the types of securities in which the Fund invests.